Fees Summary	May 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 69,613,730.00
Previously Paid Amount	0.00
Total Fee Amount	10,657.86
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 10,657.86
Narrative - Max Aggregate Offering Price	$ 69,613,730.00
Final Prospectus	true